Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule Of Allowance For Doubtful Accounts Abstract
Beginning balance	$ 791,827	$ 446,527
Additions		419,353
Bad debt recovery
Foreign currency translation adjustments	28,350	(74,053)
Ending balance	$ 820,177	$ 791,827